Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2016	Jan. 31, 2022	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2017	Jan. 31, 2023	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2018	Jan. 31, 2024	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2019	Jan. 31, 2025	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
The Income Fund of America - Class A
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class A (with sales charge)
Accumulated Value					$ 9,425						$ 10,094						$ 10,967						$ 11,732						$ 12,228						$ 12,544				$ 15,333				$ 15,087				$ 15,758				$ 17,652		$ 19,853
The Income Fund of America - Class C
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class C (with sales charge)
Accumulated Value					10,000						10,627						11,455						12,156						12,570						12,798				15,525				15,160				15,721				17,610		19,806
The Income Fund of America - Class T
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class T (with sales charge)
Accumulated Value		$ 9,750				$ 10,096							$ 10,822						$ 11,303						$ 11,620						$ 14,237					$ 14,044				$ 14,714				$ 16,525				$ 18,633
The Income Fund of America - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class F-1
Accumulated Value					10,000						10,701						11,618						12,414						12,928						13,256				16,188				15,916				16,616				18,599		20,904
The Income Fund of America - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class F-2
Accumulated Value					10,000						10,729						11,677						12,513						13,059						13,426				16,441				16,211				16,967				19,048		21,460
The Income Fund of America - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class F-3
Accumulated Value			$ 10,000				$ 10,530							$ 11,295						$ 11,806						$ 12,145						$ 14,886					$ 14,694				$ 15,395				$ 17,300				$ 19,518
The Income Fund of America - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-A (with sales charge)
Accumulated Value					9,651						10,326						11,212						11,982						12,479						12,796				15,630				15,373				16,052				17,981		20,208
The Income Fund of America - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-C (with sales charge)
Accumulated Value					10,000						10,620						11,441						12,135						12,544						12,768				15,596				15,339				16,017				17,941		20,164
The Income Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-E
Accumulated Value					10,000						10,677						11,563						12,329						12,807						13,103				15,973				15,671				16,328				18,240		20,461
The Income Fund of America - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-T (with sales charge)
Accumulated Value		9,750				10,094							10,813						11,287						11,597						14,202					14,005				14,664				16,460				18,549
The Income Fund of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-F-1
Accumulated Value					10,000						10,724						11,671						12,500						13,045						13,411				16,415				16,171				16,914				18,977		21,363
The Income Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-F-2
Accumulated Value	$ 10,000								$ 12,424			$ 12,920				$ 12,251		$ 12,671				$ 12,825		$ 13,180				$ 14,403		$ 15,179				$ 16,227
The Income Fund of America - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class 529-F-3
Accumulated Value	10,000								12,428			12,923				12,260		12,682				12,837		13,195				14,417		15,203				16,256
The Income Fund of America - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-1
Accumulated Value					10,000						10,626						11,451						12,148						12,558						12,778				15,494				15,133				15,682				17,431		19,448
The Income Fund of America - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-2
Accumulated Value					10,000						10,625						11,450						12,147						12,556						12,778				15,495				15,126				15,673				17,423		19,444
The Income Fund of America - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-2E
Accumulated Value					10,000						10,664						11,529						12,267						12,716						12,978				15,783				15,456				16,066				17,910		20,038
The Income Fund of America - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-3
Accumulated Value					10,000						10,671						11,550						12,312						12,780						13,070				15,916				15,611				16,247				18,141		20,332
The Income Fund of America - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-4
Accumulated Value					10,000						10,707						11,622						12,424						12,940						13,270				16,207				15,946				16,643				18,641		20,954
The Income Fund of America - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-5E
Accumulated Value				$ 10,000				$ 10,770							$ 11,710						$ 12,545						$ 13,095						$ 13,451					$ 16,471				$ 16,232				$ 16,975				$ 19,050		$ 21,457
The Income Fund of America - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-5
Accumulated Value					10,000						10,734						11,688						12,531						13,091						13,467				16,504				16,282				17,050				19,150		21,595
The Income Fund of America Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name										The Income Fund of America — Class R-6
Accumulated Value					10,000						10,739						11,700						12,555						13,122						13,500				16,550				16,336				17,115				19,230		21,693
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,546	10,876	10,557	13,594		10,561	14,061	12,259	12,643	12,250	12,963	12,256	12,906	13,238	13,652	14,240	14,650	14,246	15,593	14,821	15,285	15,377	17,895	15,384	19,706	20,223	20,855	17,216	20,818	17,223	19,284	19,888	23,490	23,500	21,794	22,476	22,400	22,410	26,621	27,454	25,316	25,327	30,969	31,938	30,923	30,936	35,973	35,989
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,414	10,660	10,577	12,259		10,597	12,405	11,465	11,736	11,638	11,530	11,660	11,421	12,434	12,727	12,813	12,366	12,837	13,022	13,914	14,242	13,895	14,346	13,921	15,289	17,035	17,437	15,549	16,040	15,578	16,022	16,400	19,037	19,072	17,183	17,589	17,905	17,938	19,936	20,406	19,203	19,239	22,290	22,815	22,279	22,320	24,909	24,955
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,172	$ 10,265	$ 10,584	$ 10,061		$ 10,594	$ 9,742	$ 10,090	$ 10,183	$ 10,530	$ 9,144	$ 10,539	$ 8,927	$ 10,906	$ 11,006	$ 10,446	$ 8,836	$ 10,455	$ 9,115	$ 12,009	$ 12,120	$ 11,290	$ 9,287	$ 11,299	$ 9,303	$ 11,925	$ 12,035	$ 12,432	$ 9,601	$ 12,443	$ 10,838	$ 10,937	$ 12,345	$ 12,356	$ 10,473	$ 10,569	$ 11,220	$ 11,229	$ 11,007	$ 11,108	$ 10,842	$ 10,851	$ 11,380	$ 11,484	$ 11,395	$ 11,405	$ 11,780	$ 11,790